INCOME TAXES - Disclosure of detailed information about significant temporary differences, unused tax credits, and unused tax losses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Unrecognized deferred tax assets	$ 10,688	$ 12,696
Expiry 2026 To 2043 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	25,932
No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	17,331
Mineral expenditures and other capital assets [Member] | Expiry 2026 To 2043 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	0
Mineral expenditures and other capital assets [Member] | No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	10,795
Share issue costs [Member] | Expiry 2026 To 2043 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	1,684
Share issue costs [Member] | No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	0
Non-capital losses and others [Member] | Expiry 2026 To 2043 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	24,248
Non-capital losses and others [Member] | No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	$ 6,536